UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.1%
AUSTRALIA 7.0%
DIVERSIFIED 3.0%
Dexus Property Group	1,570,280	$2,418,107
GPT Group	781,682	2,321,731
Mirvac Group	878,030	3,225,774
Stockland	281,366	1,797,411
		9,763,023
INDUSTRIAL 0.5%
Macquarie Goodman Group	396,246	1,560,776

MALLS 2.5%
Westfield Group	496,761	8,081,017

OFFICE 0.7%
Commonwealth Property Office Fund	1,191,387	1,448,115
Tishman Speyer Office Fund	568,955	714,956
		2,163,071
SHOPPING CENTER 0.3%
CFS Gandel Retail Trust	457,617	907,529
TOTAL AUSTRALIA		22,475,416

AUSTRIA 0.3%
DIVERSIFIED
CA Immobilien Anlagen AG(a)	37,779	806,381

CANADA 1.1%
OFFICE
Brookfield Properties Corp.	181,277	3,500,459

FINLAND 0.7%
DIVERSIFIED 0.2%
Citycon Oyj	122,700	751,605

OFFICE 0.5%
Sponda Oyj	110,187	1,438,629
TOTAL FINLAND		2,190,234

	Number of Shares	Value
FRANCE 6.1%
DIVERSIFIED 5.8%
ICADE	22,657	$3,371,653
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	5,400	819,020
Unibail-Rodamco	56,236	14,472,438
		18,663,111
SHOPPING CENTER 0.3%
Mercialys Promesse	19,707	899,460
TOTAL FRANCE		19,562,571

GERMANY 0.6%
APARTMENT 0.4%
Deutsche Wohnen AG	43,659	1,251,707

DIVERSIFIED 0.2%
IVG Immobilien AG	25,782	721,262
TOTAL GERMANY		1,972,969

HONG KONG 14.8%
DIVERSIFIED 11.5%
Cheung Kong Holdings Ltd.	250,600	3,558,081
Great Eagle Holdings Ltd.	1,674,675	4,583,346
Henderson Land Development Company Ltd.	1,216,307	8,634,715
Hysan Development Company Ltd.	821,357	2,290,151
Kerry Properties Ltd.	167,221	1,009,860
Sino Land Co., Ltd.	1,065,905	2,300,914
Sun Hung Kai Properties Ltd.	645,855	9,999,875
Wharf Holdings Ltd.	898,202	4,235,577
		36,612,519
HOTEL 0.4%
Shangri-La Asia Ltd.	481,319	1,298,748

OFFICE 2.5%
Hongkong Land Holdings Ltd. (USD)	1,932,000	7,979,160

	Number of Shares	Value
REAL ESTATE OPERATIONS/DEVELOPMENT 0.4%
New World China Land Ltd.	2,323,106	$1,474,580
TOTAL HONG KONG		47,365,007

ITALY 0.3%
OFFICE
Beni Stabili S.p.A.	671,052	841,711

JAPAN 12.3%
DIVERSIFIED 1.4%
Kenedix Realty Investment Corp.	78	471,850
Sumitomo Realty & Development Co., Ltd.	145,000	2,555,829
Tokyo Tatemono Co., Ltd.	231,000	1,520,225
		4,547,904
OFFICE 10.9%
Mitsubishi Estate Co., Ltd.	731,000	17,746,990
Mitsui Fudosan Co., Ltd.	814,500	16,170,701
Nomura Real Estate Office Fund	82	664,687
		34,582,378
SHOPPING CENTER 0.0%
AEON Mall Co., Ltd.	105	2,912
TOTAL JAPAN		39,133,194

NETHERLANDS 1.3%
RETAIL 0.5%
Eurocommercial Properties NV	28,092	1,569,554

SHOPPING CENTER 0.8%
Corio NV	29,495	2,584,368
TOTAL NETHERLANDS		4,153,922

NORWAY 0.2%
DIVERSIFIED
Norwegian Property ASA	79,242	684,684

SINGAPORE 1.3%
DIVERSIFIED 0.7%
CapitaLand Ltd.	518,000	2,389,698

	Number
	of Shares	Value
OFFICE 0.6%
CapitaCommercial Trust	1,091,000	$1,759,614
TOTAL SINGAPORE		4,149,312

SWEDEN 0.5%
DIVERSIFIED
Castellum AB	130,476	1,592,014

UNITED KINGDOM 11.2%
DIVERSIFIED 7.1%
British Land Co., PLC	173,479	3,158,909
Hammerson PLC	250,058	5,528,534
Helical Bar PLC	167,426	1,249,381
Land Securities Group PLC	421,171	12,613,389
		22,550,213
INDUSTRIAL 0.7%
Segro PLC	224,143	2,259,815

OFFICE 3.2%
Derwent London PLC	200,709	6,046,760
Great Portland Estates PLC	387,836	4,075,662
		10,122,422
SELF STORAGE 0.2%
Safestore Holdings Ltd.	235,212	751,570
TOTAL UNITED KINGDOM		35,684,020

UNITED STATES 37.4%
DIVERSIFIED 3.3%
Douglas Emmett	83,624	1,844,746
Vornado Realty Trust	100,576	8,670,657
		10,515,403
HEALTH CARE 0.8%
Ventas	56,507	2,537,729

HOTEL 3.7%
Host Hotels & Resorts	316,536	5,039,253
LaSalle Hotel Properties	73,466	2,110,678

	Number
	of Shares	Value
Starwood Hotels & Resorts Worldwide	46,959	$2,430,128
Sunstone Hotel Investors	140,354	2,247,068
		11,827,127
INDUSTRIAL 0.4%
ProLogis	21,819	1,284,266

OFFICE 7.2%
BioMed Realty Trust	121,424	2,900,819
Boston Properties	50,849	4,681,667
Digital Realty Trust	44,085	1,565,018
Forest City Enterprises	32,034	1,178,851
Kilroy Realty Corp.	23,060	1,132,477
Mack-Cali Realty Corp.	33,078	1,181,215
Maguire Properties	80,292	1,148,979
SL Green Realty Corp.	112,313	9,150,140
		22,939,166
OFFICE/INDUSTRIAL 0.5%
Liberty Property Trust	51,154	1,591,401

RESIDENTIAL 5.1%
APARTMENT 5.1%
Apartment Investment & Management Co.	57,428	2,056,497
AvalonBay Communities	49,148	4,743,765
BRE Properties	68,652	3,127,785
Equity Residential	76,636	3,179,628
Essex Property Trust	4,751	541,519
UDR	101,920	2,499,078
		16,148,272
MANUFACTURED HOME 0.0%
Equity Lifestyle Properties	1,701	83,978
TOTAL RESIDENTIAL		16,232,250

SELF STORAGE 2.2%
Public Storage	78,367	6,944,884

		Number
		of Shares	Value
SHOPPING CENTER 14.2%
COMMUNITY CENTER 5.4%
Developers Diversified Realty Corp.		35,097	$1,469,862
Federal Realty Investment Trust		126,244	9,840,720
Regency Centers Corp.		92,478	5,988,875
			17,299,457
REGIONAL MALL 8.8%
General Growth Properties		190,084	7,255,506
Macerich Co.		146,884	10,321,539
Simon Property Group		113,445	10,540,175
			28,117,220
TOTAL SHOPPING CENTER			45,416,677
TOTAL UNITED STATES			119,288,903
TOTAL COMMON STOCK (Identified cost—$328,694,430)			303,400,797

		Principal
		Amount
COMMERCIAL PAPER 4.0%
San Paolo US Financial, 1.30%, due 4/1/08 (Identified cost—$12,931,000)		$12,931,000	12,931,000

TOTAL INVESTMENTS (Identified cost—$341,625,430)	99.1%		316,331,797

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		2,787,190

NET ASSETS (Equivalent to $24.19 per share based on 13,193,485 shares of common stock outstanding)	100.0%		$319,118,987

Glossary of Portfolio Abbreviation

USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$316,331,797	$303,400,797	$12,931,000	$—

Note 2. Income Tax Information

As of March 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$7,670,776
Gross unrealized depreciation	(32,964,409)
Net unrealized depreciation	$(25,293,633)

Cost for federal income tax purposes	$341,625,430

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin	Name: James Giallanza
	Title: President and principal	Title: Treasurer and principal
	executive officer	financial officer

Date: May 30, 2008